Other Equity Instruments	6 Months Ended
Jun. 30, 2024
Disclosure of classes of share capital [abstract]
Other Equity Instruments	25. OTHER EQUITY INSTRUMENTS

	Interest rate		30 June 2024	31 December 2023
	%	Next call date	£m	£m
AT1 securities:
- £500m Perpetual Capital Securities	6.75	June 2024	—	496
- £500m Perpetual Capital Securities	6.30	March 2025	500	500
- £210m Perpetual Capital Securities	4.25	March 2026	210	210
- £750m Perpetual Capital Securities	6.50	June 2027	750	750
- £400m Perpetual Capital Securities	8.75	Sept 2029	400	—
			1,860	1,956